Losses Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic losses per share
Weighted average number of outstanding ordinary shares in issue	792,684,524	697,931,437	665,683,145
Net loss attributable to the Company (US$'000)	$ (194,648)	$ (125,730)	$ (106,024)
Losses per share attributable to the Company (US$ per share)	$ (0.25)	$ (0.18)	$ (0.16)